Capital and reserves - Summary Of Reserves Of The Group Comprise (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity	$ 6,757	$ 6,351	$ 6,468	$ 6,657
Share-based payment reserve
Disclosure of reserves within equity [line items]
Equity	350	392	474	516
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity	21	(76)	(68)	(67)
Other reserve
Disclosure of reserves within equity [line items]
Equity	(34)	(119)	$ 138	$ 153
Reserves
Disclosure of reserves within equity [line items]
Equity	$ 337	$ 197